Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of July 2010

Collection Period Start	1-Jul-10	Distribution Date	16-Aug-10
Collection Period End	31-Jul-10	30/360 Days	30
Beg. of Interest Period	15-Jul-10	Actual/360 Days	32
End of Interest Period	16-Aug-10

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	907,369,772.67	880,409,336.18	0.9291250
Total Securities		947,568,199.56	907,369,772.67	880,409,336.18	0.9291250
Class A-1 Notes	0.560800%	201,000,000.00	160,801,573.11	133,841,136.62	0.6658763
Class A-2 Notes	1.100000%	243,000,000.00	243,000,000.00	243,000,000.00	1.0000000
Class A-3 Notes	1.390000%	256,000,000.00	256,000,000.00	256,000,000.00	1.0000000
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	26,960,436.49	80,157.80	134.1315248	0.3987950
Class A-2 Notes	0.00	222,750.00	0.0000000	0.9166667
Class A-3 Notes	0.00	296,533.33	0.0000000	1.1583333
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,960,436.49	666,524.46

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,371,444.89
Monthly Interest				5,365,589.73
Total Monthly Payments				16,737,034.62

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				451,824.55
Aggregate Sales Proceeds Advance				4,448,145.58
Total Advances				4,899,970.13

Vehicle Disposition Proceeds:
Reallocation Payments				5,304,464.73
Repurchase Payments				111,761.27
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,054,340.40
Excess Wear and Tear and Excess Mileage				25,036.32
Remaining Payoffs				0.00
Net Insurance Proceeds				312,679.51
Residual Value Surplus				381,350.91
Total Collections				34,826,637.89

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	5,202,231.73			336
Involuntary Repossession	-			-
Voluntary Repossession	102,233.00			6
Insurance Payoff		309,352.52		16
Customer Payoff			152,688.57	8
Grounding Dealer Payoff			5,019,472.38	267
Dealer Purchase			1,889,766.14	95
Total	5,304,464.73	309,352.52	7,061,927.09	728

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of July 2010

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,133	997,757,404.97	6.00000%	907,369,772.67
Total Depreciation Received		(13,173,127.28)		(12,294,662.25)
Principal Amount of Gross Losses	(29)	(606,457.10)		(558,855.25)
Repurchase / Reallocation	(7)	(123,537.64)		(111,761.27)
Early Terminations	(391)	(6,393,863.55)		(5,676,697.67)
Scheduled Terminations	(507)	(9,268,720.36)		(8,318,460.05)
Pool Balance - End of Period	44,199	968,191,699.04	6.00000%	880,409,336.18

Remaining Pool Balance
Lease Payment				300,381,229.82
Residual Value				580,028,106.36
Total				880,409,336.18

III. DISTRIBUTIONS

Total Collections					34,826,637.89
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					34,826,637.89

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					438,004.72
3. Reimbursement of Sales Proceeds Advance					1,655,246.61
4. Servicing Fee:
Servicing Fee Due					756,141.48
Servicing Fee Paid					756,141.48
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,849,392.81

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					80,157.80

Class A-1 Notes Monthly Interest Paid					80,157.80
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					222,750.00

Class A-2 Notes Monthly Interest Paid					222,750.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					296,533.33

Class A-3 Notes Monthly Interest Paid					296,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of July 2010

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	666,524.46
Total Note and Certificate Monthly Interest Paid	666,524.46
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	31,310,720.62

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,960,436.49

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,960,436.49
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,350,284.13

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of July 2010

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		13,391,792.35
Additional Cash Infusion		0.00
Reinvestment Income for the Period		7,189.78
Reserve Fund Available for Distribution		13,398,982.13
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,350,284.13
Gross Reserve Account Balance		17,749,266.26
Remaining Available Collections Released to Seller		3,535,743.26
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		18.73
Monthly Prepayment Speed		121%
Lifetime Prepayment Speed		89%

	$	units
Recoveries of Defaulted and Casualty Receivables	414,912.51
Securitization Value of Defaulted Receivables and Casualty Receivables	558,855.25	29
Aggregate Defaulted and Casualty Gain (Loss)	(143,942.74)
Pool Balance at Beginning of Collection Period	907,369,772.67
Net Loss Ratio	-0.0159%

Cumulative Net Losses for all Periods	0.0203%	192,394.65

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,981,758.06	152
61-90 Days Delinquent	571,260.96	27
91-120+ Days Delinquent	309,156.25	16
Total Delinquent Receivables:	3,862,175.27	195
60+ Days Delinquencies as Percentage of Receivables	0.10%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	5,202,231.73	329
Securitization Value	4,924,361.98
Aggregate Residual Gain (Loss)	277,869.75

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	6,599,595.73	416
Cumulative Securitization Value	6,304,400.12
Cumulative Residual Gain (Loss)	295,195.61

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,978,029.84
Reimbursement of Outstanding Advance		1,655,246.61
Additional Advances for current period		4,448,145.58
Ending Balance of Residual Advance		4,770,928.81

Beginning Balance of Payment Advance		1,088,633.29
Reimbursement of Outstanding Payment Advance		438,004.72
Additional Payment Advances for current period		451,824.55
Ending Balance of Payment Advance		1,102,453.12

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of July 2010

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No